united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

Class I Shares – LSEIX

Semi-Annual Report

March 31, 2019

1-855-233-8300

www.persimmonfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.persimmonfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Persimmon Capital Management Semi-Annual Shareholder Letter

Dear Shareholder:

The Persimmon Long Short Fund (the “Fund”) has undergone a significant evolution during the past several months. Historically the fund employed a multi-manager framework which created a portfolio diversified across factors as well as the idiosyncratic risks of multiple portfolio managers. This framework was the optimal means of developing a portfolio of sub-advised strategies that would have minimal risks of significant drawdowns as poor performance from a single manager has a decreased impact on the overall portfolio. As we introduced our internal strategy to the fund, we were equipped with the ability to dynamically manage the strategy’s exposure to the markets. With this increased control we questioned the merit of the multi-manager structure and whether investors would be better served in a portfolio solely managed internally with a focus on dynamically managing the exposure to the markets. In conjunction with the portfolio management change, this transition allows the fund to reduce expenses and lower the management fee to the benefit of our investors. The portfolio transitioned to a single manager structure on November 26th, 2018.

As a recap, the fund was making its portfolio transition just as the market was simultaneously undergoing a phase change and a near bear market magnitude selloff struck the market beginning in October of last year. The return of volatility was a significant departure from the persistently low volatility of the bull market we have experienced in the prior several years. As the market reached its nadir on December 26th, fear and despair reached a fever pitch. Markets quickly and violently bounced off the bottom and the markets abruptly reversed, replacing the fear and despair of the fourth quarter with calm and optimism. Losses were exchanged with gains; the recession discussion was supplanted by thoughts of economic expansion; and the spike in volatility, magnified by the seasonal lower level of liquidity, was brought into balance.

The Federal Reserve did a 180-degree pivot when Chairman Powell reversed his previous stance of two rate hikes in 2019, signaling to markets that policy makers were unlikely to raise rates at all in 2019. The official statement in January dropped the reference to “further gradual increases,” indicating the next move by the FOMC could be just as equally down as up. The Fed additionally indicated its quantitative tightening could end sooner than expected. Global central banks followed the lead of the Fed and announced a series of more accommodative policies. The result of a dovish Fed was the return of a “risk on” market. Beta and market exposure were rewarded almost indiscriminately as some of the most beaten up areas of the market rallied aggressively throughout the first quarter of the year. With risk being rewarded the S&P 500 appreciated nearly 14% with the bulk of the returns clustering around the timing of the news of the Fed’s reversal in policy.

The Persimmon Long Short Fund entered October with three sub-advisors as the fund was amid transitioning the portfolio. The two sub advisors in the portfolio each experienced loss in excess of 10% during October and November. Our internal portfolio was incredibly resilient during this period losing about 1.5% of capital. The overall result to the fund was a drop of nearly 8%. The internal strategy quickly transitioned into conservative positioning at the onset of the market selloff. The strategy held a large market hedge as volatility was spiking across the equity markets. The focus with this strategy is to first and foremost protect capital. With this as our primary intention, when market risk and volatility spike the portfolio will shift from a long-biased portfolio in the range of 60% net market exposure, to a low net portfolio with hedging covering an additional 40%+ of the market exposure. This approach served the investors well in December, the first full month with our internal strategy as the sole money manager, as evidenced by a modest loss of 1.65% while the S&P 500 dropped an additional 9.03%. The negative impact to the capital preservation approach can also cause short term under performance when markets abruptly reverse course, as they did in January. The S&P 500 appreciated 8.01% in January erasing all but 1.02% of the December drop. The fund, in a hedged state, was unable to capture much of the move but added 1.43%. When combined with the reduced drawdown on the portfolio in December the fund ended the two-month period of December and January 0.22% lower. The fund was able to navigate these two highly volatile months with an absolute performance advantage over the S&P 500 of 0.80%, but more importantly delivered a more stable experience for investors.

We believe that Persimmon Long Short Fund is well positioned with the modified portfolio management structure to deliver substantial value to our investors.

	Timothy Melly, CFA	484-572-0500	tmelly@persimmoncapital.com
CONTACT
US

Persimmon Capital Management Semi-Annual Shareholder Letter

The following table summarizes returns of the Persimmon Long Short Fund alongside the S&P 500 and the HFRX Equity Hedge Index:

As of March 31st
	YTD	1 Year	3 Year	5 Year	Inception to Date*
Fund – LSEIX	2.24%	-3.01%	2.01%	1.59%	2.91%
HFRX Equity Hedge Index	5.95%	-5.14%	2.87%	0.66%	2.45%
S&P 500 TR	13.65%	9.50%	13.51%	10.91%	13.96%

*	Inception Date 01/01/2013

Returns greater than one year are annualized

We thank you for your continued support and encourage you to reach out to us with any questions you may have.

Sincerely,

Greg Horn

Art Holly

Tim Melly

The Persimmon Capital Management Investment Team

The above table contains the Fund returns as of the last quarter end. Performance is based on the return of the Institutional class shares (LSEIX). The performance data quoted here represents past performance. For more current performance information, please call toll-free 855-233-8300 or visit our website, www.persimmonfunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the investment adviser has contractually agreed to reduce its fees and/or absorb expenses until at least January 31, 2020, to ensure that net annual, operating expenses of the Class I Shares will not exceed 2.49% respectively, subject to the possible recoupment from the Fund within three years after the fees have been waived or reimbursed. Without these waivers, the Class I shares total annual operating expenses would be 3.68%. Please review the Fund prospectus for more information regarding the Fund’s fees and expenses.

PROSPECTUS OFFERING

Investors should carefully consider the investment objectives, risks, charges and expenses of the Persimmon Long Short Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained at www.persimmonfunds.com or by calling 855-233-8300. The prospectus should be read carefully before investing. The Persimmon Long Short Fund is distributed by Northern Lights Distributors, LLC, member FINRA.

Persimmon Capital Management, LP is not affiliated with Northern Lights Distributors, LLC.

RISK DISCLOSURE

Mutual Funds involve risk including the possible loss of principal.

The Fund will invest a percentage of its assets in derivatives and options contracts. The use of such investments and the resulting high portfolio turn-over, may expose the Fund to additional risks that it would not be subject to, if it invested directly

	Timothy Melly, CFA	484-572-0500	tmelly@persimmoncapital.com
CONTACT
US

Persimmon Capital Management Semi-Annual Shareholder Letter

in the securities of the underlying those derivatives. The Fund may experience losses that exceed those experienced by funds that do not use options and derivatives.

The Fund may invest in high yield or junk bonds which present a greater risk than bonds of higher quality. Other risks include credit risks and investments in fixed income securities that may be subject to default, prepayment and interest rate changes. The Fund may also invest in U.S treasury obligations and securities issued by federal agencies and U.S. government sponsorship.

Investments in foreign securities and emerging markets involve risks not generally associated with investments in securities of U.S. companies including currency rate changes, sovereign debt risk, political, social and economic conditions, accurate company information, foreign control on investment and market operations including banks and security depositories. These risks may be greater in emerging markets and less developed countries.

ETNs and ETFs are subject to investment strategy risks and expenses which are indirectly paid by the Fund. The value of small or medium capitalization equities and issuers may be subject to more erratic market movements than those of larger more established companies and issuers. Furthermore, the use short positions can magnify the potential for gain or loss and amplify the effects of market volatility on the Fund’s share price.

DEFINITIONS

Indices presented are for comparison purposes only. They may not hold substantially similar securities to the Fund, and thus, little correlation may exist. The S&P 500 index measures the return of 500 widely held securities that currently trade in the US. Index performance returns do not reflect any management fees, transaction costs or expenses. HFRXEH (HFRX Equity Hedge) is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one may not invest directly in an index.

4618-NLD-4/23/2019

	Timothy Melly, CFA	484-572-0500	tmelly@persimmoncapital.com
CONTACT
US

Persimmon Long/Short Fund
Portfolio Review (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmark:

				Annualized
			Annualized	Since Inception
	Six Month	One Year	Five Years	December 31, 2012
Persimmon Long Short Fund - Class I	(7.09)%	(3.01)%	1.59%	2.91%
HFRX Equity Hedge Index **	(3.15)%	(5.14)%	0.66%	2.45%
S&P 500 Total Return Index ***	(1.72)%	9.50%	10.91%	13.96%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded net asset value on March 31, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual gross operating expense as stated in the fee table of the Fund’s prospectus dated January 28, 2019 is 3.68% for Class I Shares. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-855-233-8300.

**	HFRXEH (HFRX Equity Hedge) is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. You cannot invest directly in an index.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

Top Holdings by Industry Sector/Asset Type	% of Net Assets
Equity Funds	63.3%
Consumer, Non-cyclical	10.2%
Industrial	5.9%
Technology	5.4%
Short Term	5.1%
Financial	4.8%
Consumer, Cyclical	2.4%
Communications	2.3%
Other Assets Less Liabilities	0.6%
Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	COMMON STOCK - 31.0%
	AEROSPACE/DEFENSE - 0.5%
1,932	HEICO Corp.	$162,404

	BUILDING MATERIALS - 0.9%
1,711	Armstrong World Industries, Inc.	135,888
454	Lennox International, Inc.	120,038
		255,926
	COMMERCIAL SERVICES - 3.9%
3,145	Booz Allen Hamilton Holding Corp.	182,850
233	CoStar Group, Inc. *	108,676
815	Euronet Worldwide, Inc. *	116,211
811	FleetCor Technologies, Inc. *	199,984
1,313	Global Payments, Inc.	179,251
1,130	PayPal Holdings, Inc. *	117,339
1,857	Verisk Analytics, Inc.	246,981
		1,151,292
	COMPUTERS - 0.8%
898	CyberArk Software Ltd. *	106,907
778	EPAM Systems, Inc. *	131,583
		238,490
	COSMETICS/PERSONAL CARE - 0.5%
789	Estee Lauder Companies, Inc.	130,619

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
1,241	Visa, Inc.	193,832

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,216	Novanta, Inc. *	103,032

	ELECTRONICS - 1.8%
1,545	Keysight Technologies, Inc. *	134,724
229	Mettler-Toledo International, Inc. *	165,567
470	Waters Corp. *	118,304
989	Woodward, Inc.	93,846
		512,441
	ENGINEERING & CONSTRUCTION - 0.4%
2,061	Exponent, Inc.	118,961

	ENVIRONMENTAL CONTROL - 1.0%
3,664	Republic Services, Inc.	294,512

	FOOD - 0.6%
1,555	Post Holdings, Inc. *	170,117

	HEALTHCARE-PRODUCTS - 3.2%
2,793	Baxter International, Inc.	227,099
618	Edwards Lifesciences Corp. *	118,242
978	Masimo Corp. *	135,238
743	Stryker Corp.	146,757
410	Teleflex, Inc.	123,886
695	Thermo Fisher Scientific, Inc.	190,235
		941,457
	HEALTHCARE-SERVICES - 0.7%
1,725	Ensign Group, Inc.	88,303
873	IQVIA Holdings, Inc. *	125,581
		213,884
	HOME FURNISHINGS - 0.2%
1,548	Sleep Number Corp. *	72,756

	HOUSEHOLD PRODUCTS - 0.7%
2,688	Church & Dwight Co., Inc.	191,466

	INSURANCE - 0.9%
4,224	NMI Holdings, Inc. *	109,275
930	Willis Towers Watson PLC	163,354
		272,629

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Fair Value
	COMMON STOCK - 31.0% (Continued)
	LEISURE PRODUCTS - 0.6%
1,224	Planet Fitness, Inc. *	$84,113
2,689	YETI Holdings, Inc. *	81,342
		165,455
	MACHINERY-DIVERSIFIED - 0.6%
516	Roper Technologies, Inc.	176,457

	MEDIA - 0.8%
4,480	Gray Television, Inc. *	95,693
1,344	Nexstar Media Group, Inc.	145,649
		241,342
	MINING - 0.4%
3,453	Kirkland Lake Gold Ltd. *	105,006

	PHARMACEUTICALS - 0.6%
1,703	Zoetis, Inc.	171,441

	PRIVATE EQUITY - 0.2%
4,854	Victory Capital Holdings, Inc. *	72,907

	REAL ESTATE INVESTMENT TRUSTS - 2.9%
982	American Tower Corp.	193,513
5,776	CareTrust REIT, Inc.	135,505
1,599	Crown Castle International Corp.	204,672
7,385	Essential Properties Realty Trust, Inc.	144,155
4,939	STORE Capital Corp.	165,456
		843,301
	RETAIL - 1.6%
128	AutoZone, Inc. *	131,087
494	O’Reilly Automotive, Inc. *	191,820
1,893	Starbucks Corp.	140,726
		463,633
	SEMICONDUCTORS - 0.7%
442	Broadcom, Inc.	132,914
598	Xilinx, Inc.	75,820
		208,734
	SOFTWARE - 3.9%
612	Atlassian Corp. PLC *	68,783
1,943	Envestnet, Inc. *	127,053
599	Intuit, Inc.	156,585
1,547	Microsoft Corp.	182,453
877	MSCI, Inc.	174,383
506	Paycom Software, Inc. *	95,700
359	ServiceNow, Inc. *	88,490
2,880	Tencent Music Entertainment Group - ADR *	52,128
2,022	Upland Software, Inc. *	85,652
757	Veeva Systems, Inc. *	96,033
		1,127,260
	TELECOMMUNICATIONS - 1.5%
1,612	Nice Ltd. - ADR *	197,486
1,588	Ubiquiti Networks, Inc.	237,739
		435,225

	TOTAL COMMON STOCK (Cost - $8,663,110)	9,034,579

	EXCHANGE-TRADED FUNDS - 63.3%
	EQUITY FUNDS - 63.3%
64,812	SPDR S&P 500 ETF Trust ^	18,308,094
5,661	WisdomTree India Earnings Fund	149,054
	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,397,769)	18,457,148

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Fair Value
	SHORT-TERM INVESTMENT - 5.1%
	MONEY MARKET FUND - 5.1%
1,466,952	Fidelity Investments Money Market Funds - Institutional Class, 2.30% +	$1,466,952
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,466,952)

	TOTAL INVESTMENTS - 99.4% (Cost - $27,527,831)	$28,958,679
	OTHER ASSETS LESS LIABILITIES - 0.6%	188,253
	NET ASSETS - 100.0%	$29,146,932

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Company

REIT - Real Estate Investment Trusts

*	Non-income producing security.

^	All or part of the security was held as collateral for securities sold short and futures as of March 31, 2019.

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

				Unrealized
Short		Notional	Expiration	Appreciation/
Contracts	Description	Amount	Date	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (0.1)%
8	E-Mini Russell 2000	617,520	June-19	5,500
6	NASDAQ 100 E-Mini	888,060	June-19	(440)
2	S&P Mid 400 E-Mini	380,200	June-19	780
90	S&P 500 E-Mini	12,770,100	June-19	(40,825)
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS			$(34,985)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

ASSETS
Investment securities, at cost	$27,527,831
Investment securities, at fair value	28,958,679
Segregated cash at broker	1,122,716
Dividends and Interest receivable	100,252
TOTAL ASSETS	30,181,647

LIABILITIES
Payable for investments purchased	909,248
Unrealized depreciation on open short futures contracts	34,985
Investment advisory fees payable	39,568
Dividends payable on securities sold short	1,630
Payable to related parties	886
Accrued expenses and other liabilities	48,398
TOTAL LIABILITIES	1,034,715
NET ASSETS	$29,146,932

COMPOSITION OF NET ASSETS:
Paid in capital	$27,489,727
Accumulated gain	1,657,205
NET ASSETS	$29,146,932

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$29,146,932
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,902,324
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.04

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2019

INVESTMENT INCOME
Dividends	$211,921
Interest	58,161
Less: Foreign withholding taxes	(76)
TOTAL INVESTMENT INCOME	270,006

EXPENSES
Advisory fees	278,850
Interest expenses	34,108
Dividend paid on securities sold short	23,283
Administrative services fees	22,258
Compliance officer fees	21,596
Accounting services fees	15,183
Legal fees	11,770
Transfer agent fees	11,526
Trustees fees and expenses	11,388
Custodian fees	10,649
Audit fees	8,727
Printing and postage expenses	6,878
Broker fees	2,250
Third party administrative servicing fees	160
Miscellaneous expenses	730
TOTAL EXPENSES	459,356
Fees waived/expenses reimbursed by the Advisor	(11,188)
TOTAL NET EXPENSES	448,168

NET INVESTMENT LOSS	(178,162)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	311,860
Securities sold short	1,583,994
Options contracts purchased	(6,383)
Futures contracts	257,148
Net Realized Gain	2,146,619

Net change in unrealized depreciation on:
Investments	(3,528,417)
Securities sold short	(589,748)
Options contracts purchased	(20,113)
Futures contracts	(63,370)
Net Change in Unrealized Depreciation	(4,201,648)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,055,029)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,233,191)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(178,162)	$(828,088)
Net realized gain from investments, securities sold short, options contracts, and futures contracts	2,146,619	122,330
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options contracts, and futures contracts	(4,201,648)	2,323,528
Net increase (decrease) in net assets resulting from operations	(2,233,191)	1,617,770

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class I	—	(1,384,825)
Total distributions paid*:
Class I	(966,781)	—
Total distributions to shareholders	(966,781)	(1,384,825)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	479,268	10,002,466
Net asset value of shares issued in reinvestment of distributions:
Class I	966,781	1,384,825.00
Payments for shares redeemed:
Class I	(732,629)	(3,065,463)
Net increase from shares of beneficial interest transactions	713,420	8,321,828

NET INCREASE (DECREASE) IN NET ASSETS	(2,486,552)	8,554,773

NET ASSETS
Beginning of Period	31,633,484	23,078,711
End of Period **	$29,146,932	$31,633,484

SHARE ACTIVITY
Class I:
Shares Sold	48,518	925,718
Shares Reinvested	97,458	129,787
Shares Redeemed	(73,332)	(280,859)
Net increase in shares of beneficial interest outstanding	72,644	774,646

*	Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information.

**	Net Assets - End of Year/Period includes distributions in excess of net investment loss of $632,954 as of September 30, 2018.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2019		September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015	September 30, 2014
	(Unaudited)

Net asset value, beginning of period	$11.18		$11.23	$10.41	$10.90	$11.02	$10.62
Income (loss) from investment operations:
Net investment loss (1)	(0.06)		(0.31)	(0.28)	(0.37)	(0.33)	(0.26)
Net realized and unrealized gain (loss) on investments (2)	(0.74)		0.93	1.10	0.40	0.56	0.66
Total from investment operations	(0.80)		0.62	0.82	0.03	0.23	0.40
Less distributions from:
Net realized gains	(0.34)		(0.67)	—	(0.52)	(0.35)	0.00 *
Total distributions	(0.34)		(0.67)	—	(0.52)	(0.35)	0.00 *
Redemption fees collected	—		—	—	—	—	0.00 *
Net asset value, end of period	$10.04		$11.18	$11.23	$10.41	$10.90	$11.02
Total return (3)	(7.09	)% (8)	5.80%	7.88%	0.17%	2.17%	3.77%
Net assets, at end of period (000s)	$29,147		$31,633	$23,079	$27,518	$28,549	$29,752
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)(7)	3.15	% (9)	3.88%	4.17%	4.33%	3.93%	4.09%
Ratio of net expenses to average net assets after fee waiver/recapture (6)(7)	3.08	% (9)	3.69%	3.86%	4.33%	3.93%	3.83%
Ratio of net investment loss to average net assets before fee waiver/recapture (5)(7)	(1.30	)% (9)	(2.96)%	(2.97)%	(3.56)%	(2.97)%	(2.64)%
Ratio of net investment loss to average net assets after fee waiver/recapture (5)(7)	(1.22	)% (9)	(2.78)%	(2.66)%	(3.44)%	(2.97)%	(2.39)%
Portfolio Turnover Rate	149	% (8)	263%	86%	207%	214%	181%

*	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	2.74	% (9)	2.93%	3.09%	2.89%	2.99%	3.24%
Net expenses to average net assets	2.67	% (9)	2.75%	2.78%	2.89%	2.99%	2.99%

(7)	Ratio does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund were suspended. A principal of the investment advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$9,034,579	$—	$—	$9,034,579
Exchange-Traded Funds	18,457,148	—	—	18,457,148
Short-Term Investment	1,466,952	—	—	1,466,952
Total	$28,958,679	$—	$—	$28,958,679
Liabilities *
Derivatives:
Futures	$34,985	$—	$—	$34,985
Total	$34,985	$—	$—	$34,985

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1, Level 2, and Level 3 during the period.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years (2016-2018) or expected to be taken in the Fund’s 2019 returns. The Fund identifies its major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and options amounted to $36,860,545 and $35,296,786, respectively.

Futures Contracts - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statements of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Segregated Cash at Broker – The Fund, as of March 31, 2019, has $1,122,716 of cash on hand at two prime brokers representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of March 31, 2019, as disclosed in the Notes to the Financial Statements, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities for the six months ended March 31, 2019:

Derivative	Risk Type	Statement of Assets and Liabilities	Fair Value
Futures contracts	Equity	Unrealized depreciation on futures contracts	$(34,985)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended March 31, 2019:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain on futures contracts
Net change in unrealized depreciation on futures contracts

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2019:

		Realized gain (loss)	Change in unrealized
		on futures contracts	depreciation on futures
		and options contracts	contracts and options contracts
Derivative Investment Type	Primary Risk Exposure	purchased	purchased
Futures	Equity	$257,148	$(63,370)
Options Purchased	Equity	(6,383)	(20,113)

Offsetting of Financial Assets and Derivative Assets – The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2019 for the Fund.

Gross Amounts Not Offset in the
Liabilities				Statement of Assets & Liabilities
	Gross Amounts of	Gross Amounts Offset	Net Amounts of Liabilities
	Recognized	in the Statement of	Presented in the Statement	Financial	Cash Collateral
Description	Liabilities	Assets & Liabilities	of Assets & Liabilities	Instruments	Pledged	Net Amount
Futures contracts	$41,265	$(6,280)	$34,985	$—	$—	$34,985

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Persimmon Capital Management L.P. serves as the Fund’s investment advisor (the “Advisor”). Infinitas Capital, LLC, Weatherbie Capital, LLC, Inc., and Bank of New York Mellon Asset Management North America Corp., served as a sub-advisor to the Fund during the six months ended March 31, 2019.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.75% of the average daily net assets. Prior to February 1, 2019, the Fund paid the Advisor at an annual rate of 1.99% of the Fund’s average daily net assets. For the six months ended March 31, 2019, the advisory fees incurred by the Fund amounted to $278,850.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2020, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor) will not exceed 2.49% of the daily average net assets attributable to Class I shares. Prior to February 1, 2019, the Advisor contractually agreed to waive all or partly its advisory fees so that the total annual operating expenses did not exceed 2.75% of the Fund’s average daily net assets. The Advisor may seek reimbursement only for expenses waived or paid by it during the prior three years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses will remain under the expenses limitation in place at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2019, the Advisor waived fees or reimbursed expenses in the amount of $11,188. Cumulative expenses subject to the aforementioned conditions will expire September 30 of the following years:

2020	$73,080
2021	55,016
Total	$128,096

Northern Lights Distributors, LLC (“NLD” or the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class I shares. During the six months ended March 31, 2019, the Distributor did not receive any underwriting commissions for sales of Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2019, are as follows:

Cost for Federal Tax purposes	$27,822,404

Unrealized Appreciation	1,450,030
Unrealized Depreciation	(313,755)
Tax net Unrealized Appreciation	$1,136,275

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended September 30, 2018 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2018	September 30, 2017
Ordinary Income	$—	$—
Long-Term Capital Gain	1,384,825	—
Return of Capital	—	—
	$1,384,825	$—

There were no distributions for the fiscal year ended September 30, 2017.

As of September 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

		Post October	Capital
Undistributed	Undistributed	Loss	Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)

$—	$364,358	$(638,004)	$—	$(146,936)	$5,277,759	$4,857,177

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, adjustments for constructive sales, partnerships, and C-Corporation return of capital distributions and mark-to-market on open futures and options 1256 contracts. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and constructive sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $638,004.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and foreign currency gains/ (losses), and adjustments for real estate investment trusts, grantor trusts, partnerships, return of capital from C-Corporations, capitalization in lieu of dividend payments, and equalization debits resulted in reclassification for the year ended September 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(644,798)	$635,084	$9,714

7.	REDEMPTION FEES

The Fund may assess a short term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than sixty days. The redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. For the six months ended March 31, 2019, the Fund earned $0 in redemption fees.

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. The amendments have been adapted with these financial statements.

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund may invest in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Fund will be directly affected by the performance of the SPDR S&P 500 ETF Trust. The financial statements of the SPDR S&P 500 ETF Trust, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2019, the Fund has invested 62.8% of net assets into SPDR S&P 500 ETF Trust.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Persimmon Long/Short Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2019

As a shareholder of the Persimmon Long/Short Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Persimmon Long Short/Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning October 1, 2018 and ending March 31, 2019.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Expenses

Table 2 “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Persimmon Long Short/Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual Expenses	Expense Ratio **	Account Value	Value	Period
	10/1/18 - 3/31/19	10/1/2018	3/31/2019	10/1/18 - 3/31/19

Class I	2.67%	$1,000.00	$929.10	$12.82

	Annualized	Beginning	Ending Account	Expenses Paid During
Hypothetical Expenses	Expense Ratio **	Account Value	Value	Period *
	10/1/18 - 3/31/19	10/1/2018	3/31/2019	10/1/18 - 3/31/19

Class I	2.67%	$1,000.00	$1,011.64	$13.37

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized expense ratio does not include interest expense or dividend expense.

Renewal of Advisory Agreement – Persimmon Long/Short Fund*

In connection with a meeting held on November 27th and 28th, 2018, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Persimmon Capital Management, LLC (the “Adviser”) and the Trust, with respect to the Persimmon Long/Short Fund (“Persimmon”). In considering the approval of the Advisory Agreement, the Board reviewed materials specifically relating to Persimmon and the Advisory Agreement.

The Board discussed the Adviser’s presentation and materials. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Board noted the Adviser was founded in 1998 to provide investment consulting services to high net worth families, foundations and endowments, and had approximately $242 million in assets under management. The Board observed the professionalism and academic credentials of the Adviser’s key personnel, as well as their many years of experience with hedge funds and alternative investments. The Board acknowledged that the Adviser utilized proprietary quantitative models that were based on value, quality and momentum factors to select securities deemed to be undervalued but have upside potential, and that its risk management process entailed applying a dynamic hedge as a tactical allocation overlay to attempt to protect Persimmon’s long portfolio during bear market conditions. The Board remarked that the Adviser monitored compliance with Persimmon’s investment limitations by reviewing portfolio reports daily for possible breaches, and performed quarterly execution reviews to monitor trades for commissions, quality and speed of execution. The Board observed that the Adviser had asset management experience and adequate resources to provide effective services to support Persimmon. The Board concluded that it expected the Adviser to continue to provide high quality service to Persimmon and its shareholders.

Performance. The Board considered that the Adviser’s strategy had allocated to a combination of sub-advisers and that the Adviser represented that it adjusted its strategy and would be taking on the management of Persimmon directly. The Board considered the revised strategy and compared the Adviser’s 18-month pro-forma of its Blue Wave strategy to Persimmon’s overall performance results which included the results of the sleeves managed by Bank of New York Mellon Asset Management, N.A. and Weatherbie Capital, LLC, each of which was terminated as sub-adviser by the Adviser under the terms of its respective sub-advisory agreement. The Board noted that over the 1-year and since inception periods, the Blue Wave strategy would have outperformed the Morningstar category and benchmark HFRX Equity Hedge Index with a second-quartile ranking over the 1-year and a top ranking for the since inception period. The Board noted that the Blue Wave strategy would have underperformed the S&P 500 Index over all periods, which was expected given the long-term bullish trend and the strategy’s hedge overlay that would have dampened returns in a positively performing market. The Board concluded that the Adviser had exhibited the strategy’s potential to provide reasonable results under ordinary market conditions, while adding a level of protection during deteriorating market conditions. Although past performance is not indicative of future results, the Board concluded the Adviser had the potential to provide reasonable returns for Persimmon and its shareholders using the Blue Wave strategy.

Fees and Expenses. The Board discussed that the Adviser’s proposed reduced advisory fee for Persimmon of 1.75% (currently 1.99%) was higher than the peer group and Morningstar category averages and medians, but below the Morningstar category high of 2.25%. The Board discussed the value of the tactical hedge overlay. The Board commented that Persimmon’s net expense ratio was higher than the peer group and Morningstar category medians, but well below the category high. It also discussed the Adviser’s intention to manage the portfolio without the use of sub-advisers. Given these considerations, the Board concluded that the Adviser’s proposed advisory fee for Persimmon was not unreasonable.

Economies of Scale. The Board discussed the size of Persimmon and its prospects for growth, concluding that it had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted the Adviser agreed to discuss the implementation of breakpoints as Persimmon’s assets grew and the Adviser achieved material economies of scale related to its operation. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management of Persimmon over the past year and acknowledged that the Adviser had operated at a loss. The Board considered a pro-forma of the Adviser’s profitability following the termination of the sub-advisory agreements with the Adviser and found that, at current asset levels, the Adviser could expect to earn a modest profit. The Board concluded that the Adviser’s profitability would not be excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded the advisory fee for Persimmon was not unreasonable, and renewal of the Advisory Agreement was in the best interests of Persimmon and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-233-8300.

INVESTMENT ADVISOR
Persimmon Capital Management, LP
1777 Sentry Parkway West
VEVA 14, Suite 102
Blue Bell, PA 19422

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. (a) Not applicable to open-end investment companies.

(b) Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/4/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/4/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/4/19